Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of earnings loss per share

	12.31.24	12.31.23
Basic numerator
Net income (loss) for the period attributable to controlling shareholders	3,213,274	(2,028,559)
Basic denominator
Common shares	1,682,473,246	1,682,473,246
Weighted average number of outstanding shares - basic	1,653,093,656	1,360,268,402
Net income (loss) per share basic - R$	1.94379	(1.49129)

Diluted numerator
Net income (loss) for the period attributable to controlling shareholders	3,213,274	(2,028,559)

Diluted denominator
Weighted average number of outstanding shares - basic	1,653,093,656	1,360,268,402
Number of potential shares	2,407,480	-
Weighted average number of outstanding shares - diluted	1,655,501,136	1,360,268,402
Net income (loss) per share diluted - R$	1.94097	(1.49129)